Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Dec. 14, 2021	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Nov. 17, 2016	Nov. 15, 2016
PGIM Quant Solutions Mid-Cap Index Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 20,036.12				$ 17,175.02				$ 15,365.52				$ 15,982.97	$ 10,808.39	$ 11,932.66	$ 12,440.76	$ 11,171.82	$ 10,000.00
PGIM Quant Solutions Commodity Strategies Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,215.43				14,837.77				16,564.43				12,682.05	8,799.36	9,858.13	10,453.16	10,150.00		$ 10,000.00
PGIM Quant Solutions Commodity Strategies Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 11,368.28	$ 11,829.85	$ 11,317.00	$ 11,821.79	11,887.56	$ 11,410.74	$ 12,249.28	$ 12,292.19	13,261.97	$ 13,916.88	$ 11,397.99	$ 10,000.00
PGIM TIPS Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 11,793.72				11,327.88				11,990.32				12,479.63	11,718.66	10,670.27	10,125.60	10,038.24		10,000.00
PGIM Core Conservative Bond Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,699.98				10,183.33				10,570.20				11,716.90	11,843.32	10,816.26	10,039.11	10,171.85		10,000.00
PGIM Jennison Small-Cap Core Equity Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 21,841.50				19,343.54				17,783.17				21,990.70	13,566.21	12,858.50	13,291.85	11,288.64		10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 28,724.65	11,457.71	10,986.63	9,470.60	23,516.22	9,340.91	9,093.51	8,598.47	20,807.96	9,098.50	9,907.50	10,000.00	21,820.30	15,991.99	14,283.96	13,227.63	11,379.57	10,000.00	10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,130.83				10,590.60				10,959.67				12,059.04	12,144.27	11,028.08	10,203.54	10,285.87		10,000.00
Standard And Poors MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 21,492.75				18,623.68				16,858.01				17,877.37	12,162.54	12,608.87	12,510.03	10,926.21	$ 10,000.00
Bloomberg Commodity Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 11,167.18	$ 11,614.72	$ 11,111.63	$ 11,635.61	11,776.15	$ 11,288.76	$ 11,959.69	$ 11,991.81	12,783.93	$ 13,535.51	$ 11,261.35	$ 10,000.00	11,827.80	8,431.74	9,589.57	10,132.58	9,863.16		10,000.00
Bloomberg Us Tips Index [Member]
Account Value [Line Items]
Account Value	$ 12,163.14				11,649.77				12,314.13				12,771.26	11,947.24	10,824.02	10,238.46	10,120.10		10,000.00
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 18,905.57				$ 16,547.41				$ 15,334.63				$ 17,891.96	$ 11,773.43	$ 12,339.83	$ 12,910.27	$ 10,873.38		$ 10,000.00